Employee benefits - History of Experience Adjustments From Inception (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ 244.2	€ 276.2	€ 237.5
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	233.1	267.2	228.5
Experience losses/(gains) on plan liabilities	1.8	(0.8)	0.2
Experience gains on plan assets	(9.6)	(0.4)	(5.1)
Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	352.6	374.1	323.9
Present value of defined benefit obligation | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	341.5	365.1	314.9
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	(108.4)	(97.9)	(86.4)
Plan assets | Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Recognized liability for net employee benefit obligations	€ (108.4)	€ (97.9)	€ (86.4)